Supplemental Financial Information Supplemental Financial Information - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Property, Plant and Equipment, Gross	$ 929	$ 918
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(570)	(577)
Property, plant and equipment, net	359	341
Land and Land Improvements [Member]
Class of Stock [Line Items]
Property, Plant and Equipment, Gross	6	7
Building and Building Improvements [Member]
Class of Stock [Line Items]
Property, Plant and Equipment, Gross	273	278
Machinery and other equipment [Member]
Class of Stock [Line Items]
Property, Plant and Equipment, Gross	$ 650	$ 633